EVERGREEN DOMESTIC EQUITY FUNDS I
             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2005


         The Trustee Compensation table included in the Evergreen Domestic Equity Funds I Statements of Additional Information is replaced in its entirety as follows:


     Listed below is the Trustee compensation paid by the Domestic Equity Funds I (the "Fund Group") individually for the fiscal year ended September 30, 2004 and by the Trusts and the ten other trusts in the Evergreen fund complex for the twelve months ended December 31, 2004. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

======================================== ================================= ====================================
                                         Aggregate Compensation from the       Total Compensation from the
                                          Fund Group for the fiscal year     Evergreen Fund Complex for the
                                                 ended 9/30/2004            twelve months ended 12/31/2004(1)
                Trustee
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Laurence B. Ashkin(2)                                  $898                                $0
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Charles A. Austin III                                $11,121                            $177,084
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Arnold H. Dreyfuss(2)                                  $898                                $0
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Shirley L. Fulton(3)                                  $6,056                            $122,834
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
K. Dun Gifford                                       $11,897                            $178,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Leroy Keith Jr.                                      $10,542                            $162,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Gerald M. McDonnell                                  $10,540                            $162,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
William Walt Pettit                                  $10,540                            $162,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
David M. Richardson                                  $10,540                            $162,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Russell A. Salton, III                               $11,698                            $178,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Michael S. Scofield                                  $14,331                            $221,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Richard J. Shima                                     $11,689                            $178,334
---------------------------------------- --------------------------------- ------------------------------------
---------------------------------------- --------------------------------- ------------------------------------
Richard K. Wagoner                                   $10,540                            $162,334
======================================== ================================= ====================================

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2004. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin:          $106,250
                  Fulton:           $30,709
                  McDonnell:        $48,700
                  Pettit:           $56,817
                  Shima             $62,417

(2) As of December 31, 2003, Mr. Ashkin and Mr. Dreyfuss' three-year terms as Trustee Emeriti expired. They received compensation through December 31, 2003.

(3)  Ms. Fulton became a Trustee effective April 1, 2004.



February 16, 2005                                                 572857 (2/05)